Share capital and share-based compensation - Summary of Stock Option Activity (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of stock options, beginning balance (in shares) | shares	4,368,732	5,328,279	5,328,279
Granted (in shares) | shares	1,088,500	687,993
Exercised (in shares) | shares	(1,475,618)	(1,186,547)
Forfeited (in shares) | shares	(124,133)	(2,619)
Number of stock options, ending balance (in shares) | shares	3,857,481	4,827,106	4,368,732
Number of share options exercisable (in shares) | shares	1,835,320	3,367,088
Weighted average exercise price per stock option, beginning of period (in dollars per share) | $ / shares	$ 4.58	$ 2.88	$ 2.88
Granted (in dollars per share) | $ / shares	5.76	7.61
Exercised (in dollars per share) | $ / shares	0.74	0.34
Forfeited (in dollars per share) | $ / shares	10.32	10.93
Weighted average exercise price per stock option, end of period (in dollars per share) | $ / shares	6.20	4.17	$ 4.58
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 4.92	$ 1.90
LTIP
Disclosure of classes of share capital [line items]
Expiration period, share based payment arrangements	10 years